Carrying Amount and Fair Value of Debt Securities Classified as Available-For-Sale (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Carrying amount
Due after 1 year through 5 years	¥ 6	¥ 5
Due after 5 years through 10 years	0	0
Due after 10 years	0	0
Total	6	5
Fair Value
Due after 1 year through 5 years	6	5
Due after 5 years through 10 years	0	0
Due after 10 years	0	0
Total	¥ 6	¥ 5